Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property and Equipment, Net
Total		¥ 80,208,762		$ 13,341,848	¥ 92,883,282
Accumulated depreciation		(43,941,720)		(9,279,411)	(64,601,406)
Deconsolidation				(64,224)	(447,116)
Property and equipment, net		36,267,042		3,998,213	27,834,760
Depreciation expense	¥ 20,659,686	13,416,578	¥ 10,902,651
Leasehold improvements
Property and Equipment, Net
Total		46,392,697		8,378,440	58,329,033
Furniture, fixtures and equipment
Property and Equipment, Net
Total		29,534,670		4,431,726	30,852,788
Motor vehicles
Property and Equipment, Net
Total		¥ 4,281,395		$ 531,682	¥ 3,701,461